                               [NATIONWIDE LOGO]

                                   NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT


                                 ANNUAL REPORT

                                       TO

                                CONTRACT OWNERS

                               DECEMBER 31, 1995


                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216


                    [PICTURE OF PETER F. FRENZER, PRESIDENT]

                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide Variable Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.
                          /s/ Peter F. Frenzer
                          ---------------------------
                          Peter F. Frenzer, President

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1995

ASSETS:

Investments at market value:
  Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund
  Institutional Class (DeHyBd)
    128,274 shares (cost $830,095)..........................................  $   799,146

Dreyfus A Bonds Plus, Inc. (DryABds)
    38,435 shares (cost $543,964)...........................................      573,452

Dreyfus S&P 500 Index Fund (Dry500Ix)
    25,439 shares (cost $441,378)...........................................      483,346

The Dreyfus Third Century Fund, Inc. (Dry3dCen)
    19,137 shares (cost $145,856)...........................................      157,688

The Evergreen Total Return Fund - Class Y (EvTotRet)
    38,436 shares (cost $746,258)...........................................      765,641

Fidelity Asset Manager(TM) (FidAsMgr)
    140,095 shares (cost $2,053,447)........................................    2,220,511

Fidelity Capital & Income Fund (FidCapIn)
    155,140 shares (cost $1,319,326)........................................    1,421,081

Fidelity Equity-Income Fund (FidEqInc)
    322,227 shares (cost $10,020,804).......................................   12,222,089

Fidelity Magellan(R) Fund (FidMgln)
    105,965 shares (cost $8,110,929)........................................    9,110,906

Fidelity Puritan Fund (FidPurtn)
    255,404 shares (cost $4,071,433)........................................    4,344,424

Fidelity VIP - High Income Portfolio (FidHiInc)
    36,914 shares (cost $421,562)...........................................      444,813

Janus Twenty Fund (Jan20Fd)
    44,023 shares (cost $1,120,595).........................................    1,130,065

MFS(R) World Governments Fund - Class A (MFSWdGvt)
    110,656 shares (cost $1,301,562)........................................    1,219,428

Nationwide(R) Bond Fund (NWBdFd)
    152,673 shares (cost $1,466,716)........................................    1,493,137

Nationwide(R) Fund (NWFund)
    101,546 shares (cost $1,541,872)........................................    1,788,228

Nationwide(R) Growth Fund (NWGroFd)
    260,900 shares (cost $2,674,654)........................................    3,216,893


Nationwide(R) Money Market Fund (NWMyMkt)
    9,255,173 shares (cost $9,255,173)......................................    9,255,173

Neuberger & Berman Guardian Fund (NBGuard)
    75,897 shares (cost $1,645,853).........................................    1,747,909

Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
    97,260 shares (cost $969,786)...........................................      987,192

Neuberger & Berman Partners Fund (NBPartFd)
    49,549 shares (cost $1,069,012).........................................    1,097,025

Oppenheimer Global Fund - Class A (OppGlob)
    71,647 shares (cost $2,500,229).........................................    2,499,779

Phoenix Balanced Fund Series - Class A (PhxBalFd)
    16,103 shares (cost $257,112)...........................................      270,526

Strong Total Return Fund, Inc. (StTotRet)
    21,668 shares (cost $570,584)...........................................      614,935

Templeton Foreign Fund - Class I (TemForFd)
    83,517 shares (cost $772,935)...........................................      766,686

Twentieth Century Growth Investors (TCGroInv)
    545,125 shares (cost $11,527,624).......................................   10,569,971

Twentieth Century International Equity (TCIntlEq)
    38,477 shares (cost $288,806)...........................................      299,354

Twentieth Century Ultra Investors (TCUltra)
    125,466 shares (cost $2,834,209)........................................    3,275,919

Twentieth Century U.S. Governments Short-Term (TCUSGvt)
    463,231 shares (cost $4,415,647)........................................    4,437,748
                                                                              -----------
        Total investments...................................................   77,213,065

Accounts receivable.........................................................       13,735
                                                                              -----------
        Total assets........................................................   77,226,800

Accounts payable............................................................          424
                                                                              -----------
Contract owners' equity (note 4)............................................  $77,226,376
                                                                              ===========

See accompanying notes to financial statements.

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                                       4

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                    1995         1994          1993
                                                                ------------  -----------   -----------
Investment activity:

    Reinvested capital gains and dividends..................    $  5,403,676    4,476,720     2,952,700
    Gain (loss) on investments:                                 ------------  -----------   -----------
        Proceeds from redemptions of mutual fund shares.....      19,494,999   19,343,653    14,007,169
        Cost of mutual fund shares sold.....................     (19,182,917) (18,215,058)  (11,941,205)
                                                                ------------  -----------   -----------
        Realized gain (loss) on investments.................         312,082    1,128,595     2,065,964
        Change in unrealized gain (loss) on investments.....       6,984,871   (5,977,389)     (991,082)
                                                                ------------  -----------   -----------
            Net gain (loss) on investments..................       7,296,953   (4,848,794)    1,074,882
                                                                ------------  -----------   -----------
                Net investment activity.....................      12,700,629     (372,074)    4,027,582
                                                                ------------  -----------   -----------

Equity transactions:

    Purchase payments received from contract
        owners..............................................      21,817,759   16,078,025     5,555,624
    Redemptions.............................................     (11,831,829)  (5,989,583)   (5,484,670)
    Annuity benefits........................................         (18,792)     (19,197)      (19,218)
    Adjustments to maintain reserves........................           5,498        1,593         2,272
                                                                ------------  -----------   -----------
                Net equity transactions.....................       9,972,636   10,070,838        54,008
                                                                ------------  -----------   -----------

Expenses (note 2):

    Contract charges........................................        (898,746)    (735,120)     (641,707)
    Contingent deferred sales charges.......................         (43,999)     (50,816)      (70,164)
                                                                ------------  -----------   -----------
                Total expenses..............................        (942,745)    (785,936)     (711,871)
                                                                ------------  -----------   -----------

Net change in contract owners' equity.......................      21,730,520    8,912,828     3,369,719
Contract owners' equity beginning of period.................      55,495,856   46,583,028    43,213,309
                                                                ------------  -----------   -----------
Contract owners' equity end of period.......................    $ 77,226,376   55,495,856    46,583,028
                                                                ============  ===========   ===========


See accompanying notes to financial statements.

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                                       5

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1995, 1994 AND 1993

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

       The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contracts is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.


   (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:


          Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund
            Institutional Class (DeHyBd)

          Dreyfus A Bonds Plus, Inc. (DryABds)

          Dreyfus S&P 500 Index Fund (Dry500Ix) (formerly Peoples Index Fund(R),
            Inc. (PeoIxFd))

          The Dreyfus Third Century Fund, Inc. (Dry3dCen)

          The Evergreen Total Return Fund - Class Y (EvTotRet)

          Fidelity Advisor Equity-Income Fund - Class A (FAEqInc)

          Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOpp)

          Fidelity Advisor High Yield Fund - Class A (FAHiYld)

          Fidelity Advisor Income & Growth Fund - Class A (FAIncGr)

          Fidelity Asset Manager(TM) (FidAsMgr)

          Fidelity Capital & Income Fund (FidCapIn)
              (not available for additional purchase payments or exchanges after May 1, 1991)

          Fidelity Equity-Income Fund (FidEqInc)

          Fidelity Magellan(R) Fund (FidMgln)

          Fidelity Puritan Fund (FidPurtn)

          Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
            VIP); Fidelity VIP - High Income Portfolio (FidHiInc) (not available for additional purchase payments or exchanges after December 1, 1993)

          Janus Fund (JanFund)

          Janus Twenty Fund (Jan20Fd)

          MFS(R) World Governments Fund - Class A (MFSWdGvt)

          Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

          Nationwide(R) U.S. Government Income Fund (NWUSGvt)
            (managed for a fee by an affiliated investment advisor)

          Neuberger & Berman Guardian Fund (NBGuard)

          Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

          Neuberger & Berman Partners Fund (NBPartFd)

          Oppenheimer Global Fund - Class A (OppGlob)

          Phoenix Balanced Fund Series - Class A (PhxBalFd)

          Strong Total Return Fund, Inc. (StTotRet)

          Templeton Foreign Fund - Class I (TemForFd)

          Twentieth Century Growth Investors (TCGroInv)

          Twentieth Century International Equity (TCIntlEq)

          Twentieth Century Ultra Investors (TCUltra)

          Twentieth Century U.S. Governments Short-Term (TCUSGvt)

          Warburg Pincus Emerging Growth - Common Shares (WPEmGro)

     At December 31, 1995, contract owners have invested in all of the above funds, except the Fidelity Advisor Equity-Income Fund - Class A, the Fidelity Advisor Growth Opportunities Fund - Class A, the Fidelity Advisor High Yield Fund - Class A, the Fidelity Advisor Income & Growth Fund - Class A, the Janus Fund, the Nationwide(R) U.S. Government Income Fund, and the Warburg Pincus Emerging Growth - Common Shares.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

    The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)     EXPENSES

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

        The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)    SCHEDULE I

       Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

          -   Beginning unit value - Jan. 1

          -   Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          -   Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          -   Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          -   Ending unit value - Dec. 31

          -   Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1995, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                        Units       Unit Value
                                                              -------      ----------
Contracts in accumulation phase:
    Delaware Group Delchester High-Yield
    Bond Fund, Inc. - Delchester Fund
    Institutional Class:
        Tax qualified......................................    65,214      $12.257125   $   799,336
    Dreyfus A Bonds Plus, Inc.:
        Tax qualified......................................    53,005       10.819193       573,471
    Dreyfus S&P 500 Index Fund:
        Tax qualified......................................    33,323       14.505515       483,367
    The Dreyfus Third Century Fund, Inc.:
        Tax qualified......................................    12,292       12.829548       157,701
    The Evergreen Total Return Fund - Class Y:
        Tax qualified......................................    60,789       12.594984       765,636
    Fidelity Asset Manager(TM):
        Tax qualified......................................   198,546       11.183603     2,220,460
    Fidelity Capital & Income Fund:
        Tax qualified......................................    37,608       37.550944     1,412,216
    Fidelity Equity-Income Fund:
        Tax qualified......................................   263,736       46.285491    12,207,150
    Fidelity Magellan(R) Fund:
        Tax qualified......................................   563,859       16.158074     9,110,875
    Fidelity Puritan Fund:
        Tax qualified......................................   301,466       14.410892     4,344,394
    Fidelity VIP - High Income Portfolio:
        Tax qualified......................................    22,970       19.364421       444,801
    Janus Twenty Fund:
        Tax qualified......................................    96,594       11.699046     1,130,058
    MFS(R) World Governments Fund - Class A:
        Tax qualified......................................    34,015       35.454983     1,206,001
    Nationwide(R) Bond Fund:
        Tax qualified......................................    38,843       37.782872     1,467,600
        Non-tax qualified..................................       622       37.620900        23,400
    Nationwide(R) Fund:
        Tax qualified......................................    30,473       57.857937     1,763,105
        Non-tax qualified..................................       258       60.264917        15,548
    Nationwide(R) Growth Fund:
        Tax qualified......................................    48,841       65.471148     3,197,676
        Non-tax qualified..................................       120       69.129314         8,296
    Nationwide(R) Money Market Fund:
        Tax qualified - Pre 12/25/82.......................    49,996       23.797066     1,189,758
        Tax qualified......................................   424,693       18.898613     8,026,109
        Non-tax qualified..................................     1,323       23.947460        31,682
    Neuberger & Berman Guardian Fund:
        Tax qualified......................................   139,046       12.571028     1,747,951
    Neuberger & Berman Limited Maturity Bond Fund:
        Tax qualified......................................    91,976       10.735070       987,369
    Neuberger & Berman Partners Fund:
        Tax qualified......................................    73,504       14.924653     1,097,022
    Oppenheimer Global Fund - Class A:
        Tax qualified......................................   160,871       15.538850     2,499,750
    Phoenix Balanced Fund Series - Class A:
        Tax qualified......................................    23,786       11.373217       270,523
    Strong Total Return Fund, Inc.:
        Tax qualified......................................    41,291       14.893186       614,955
    Templeton Foreign Fund - Class I:
        Tax qualified......................................    69,083       11.097523       766,650
    Twentieth Century Growth Investors:
        Tax qualified......................................   231,124       45.274141    10,463,941
    Twentieth Century International Equity:
        Tax qualified......................................    25,477       11.748911       299,327
    Twentieth Century Ultra Investors:
        Tax qualified......................................   266,570       12.289075     3,275,899
    Twentieth Century U.S. Governments Short-Term:
        Tax qualified......................................   216,620       20.449954     4,429,869
                                                              =======      ==========
    Reserves for annuity contracts in payout phase:
        Tax qualified......................................                                 194,480
                                                                                        -----------
                                                                                        $77,226,376
                                                                                        ===========


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                                       9

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                                                                      SCHEDULE I
                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                    DeHyBd      DryABds     Dry500Ix     Dry3dCen    EvTotRet     FidAsMgr    FidCapIn    FidEqInc
                                    ------      -------     --------     --------    --------     --------    --------    --------
1995***
  Beginning unit value - Jan. 1   $10.867271    9.110600    10.749166    9.570659    10.301799    9.589367    32.589111   35.576037
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
     and dividends                  1.215468     .658102      .397253     .897413      .668749     .319835     3.427571    2.721500
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             .327407    1.181188     3.524795    2.507797     1.773798    1.408821     2.006467    8.520244
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.153021)   (.130697)    (.165699)   (.146321)    (.149362)  (.134420)    (.472205)   (.532290)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $12.257125   10.819193    14.505515   12.829548    12.594984   11.183603    37.550944   46.285491
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    13%         19%          35%         34%          22%         17%          15%         30%
===================================================================================================================================

1994
  Beginning unit value - Jan. 1   $11.511092   10.000000    10.819026   10.477293    11.153183   10.415849    34.612981   35.955883
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   1.272604     .673864     1.169814    1.340681      .771284     .386944     2.899199    3.474735
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (1.770117)  (1.452714)   (1.099729)  (2.117415)   (1.484673)  (1.082752)   (4.479225)  (3.384084)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.146308)  ( .110550)    (.139945)   (.129900)    (.137995)   (.130674)    (.443844)   (.470497)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $10.867271    9.110600    10.749166    9.570659    10.301799    9.589367    32.589111   35.576037
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   (6)%        (9)%(b)      (1)%        (9)%         (8)%        (8)%         (6)%        (1)%
===================================================================================================================================

1993
  Beginning unit value - Jan. 1   $10.000000        **      10.000000   10.000000    10.000000   10.000000    28.076548   30.029661
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
     and dividends                  1.182306                  .620996     .763556     1.208371     .409348     2.810534    1.323037
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             .471495                  .332942    (.155922)     .084471     .034341     4.147502    5.040278
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.142709)                (.134912)   (.130341)    (.139659)   (.027840)    (.421603)   (.437093)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $11.511092                10.819026   10.477293    11.153183   10.415849    34.612981   35.955883
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    15%(b)                    8%(b)       5%(b)       12%(b)       4%(b)       23%         20%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b)  This investment option was not utilized for the entire year indicated.

 **This investment option was not available or was not utilized.

***No other investment options were being utilized.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                     FidMgln     FidPurtn    FidHiInc    Jan20Fd     MFSWdGvt     NWBdFd      NWFund
                                   ----------   ---------   ---------   ---------    ---------   ---------   ---------
1995**
  Beginning unit value - Jan. 1    $11.964387   12.020413   16.267014    8.701036    31.104159   30.832258   45.095466
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .938243     .761762    1.177771    1.991385     4.432437    2.340919    3.894595
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             3.445891    1.800691    2.155057    1.142737      .359301    5.062302    9.527720
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.190447)   (.171974)   (.235421)   (.136112)    (.440914)   (.452607)   (.659844)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $16.158074   14.410892   19.364421   11.699046    35.454983   37.782872   57.857937
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     35%         20%         19%         34%          14%         23%         28%
======================================================================================================================

1994
  Beginning unit value - Jan. 1    $12.346838   11.972512   16.739460    9.451097    33.728667   33.991130   45.422888
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .480494     .964375    1.533862     .025710     1.658769    2.317590    4.420863
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (.704119)   (.757623)  (1.790091)   (.657508)   (3.874555)  (5.061696)  (4.160340)
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.158826)   (.158851)   (.216217)   (.118263)    (.408722)   (.414766)   (.587945)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $11.964387   12.020413   16.267014    8.701036    31.104159   30.832258   45.095466
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    (3)%          0%        (3)%        (8)%         (8)%        (9)%        (1)%
======================================================================================================================

1993
  Beginning unit value - Jan. 1    $10.000000   10.000000   14.073333   10.000000    28.864451   31.104546   43.104048
----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    1.173742    1.451507    1.157225     .264912     3.190912    2.458273    3.251045
----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             1.321301     .666192    1.712047    (.787472)    2.083311     .864801    (.371871)
----------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.148205)   (.145187)   (.203145)   (.026343)    (.410007)   (.436490)   (.560334)
----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $12.346838   11.972512   16.739460    9.451097    33.728667   33.991130   45.422888
----------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     23%(b)      20%(b)      19%        (5)%(b)       17%          9%          5%
======================================================================================================================

 *An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not utilized for the entire year indicated.

**No other investment options were being utilized.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993



                                                   NWMyMkt
                                      NWGroFd    Pre 12/25/82   NWMyMkt     NBGuard     NBLtdMat    NBPartFd    OppGlob
                                    ---------    ------------  ---------   ---------   ---------    ---------   ---------
1995***
  Beginning unit value - Jan. 1     $51.535806     22.850271   18.146709    9.640402    9.833352    11.183371   13.503390
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     6.923629      1.251864     .994176     .546753     .635595     1.728556     .955752
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              7.791689       .000000     .000000    2.533695     .401069     2.184589    1.269343
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.779976)     (.305069)   (.242272)   (.149822)   (.134946)    (.171863)   (.189635)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $65.471148     23.797066   18.898613   12.571028   10.735070    14.924653   15.538850
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                      27%           4%          4%          30%          9%          33%         15%
=========================================================================================================================

1994
  Beginning unit value - Jan. 1     $51.458079     22.315407   17.721943   10.000000    9.995028    11.548721   14.119303
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     1.956402       .829315     .658609     .249418     .555641      .945341    1.418589
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (1.208860)      .000000     .000000    (.492915)   (.588488)   (1.162325)  (1.850696)
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.669815)     (.294451)   (.233843)   (.116101)   (.128829)    (.148366)   (.183806)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $51.535806     22.850271   18.146709    9.640402    9.833352    11.183371   13.503390
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                       0%           2%          2%         (4)%(b)     (2)%         (3)%        (4)%
=========================================================================================================================

1993
  Beginning unit value - Jan. 1     $46.832151     22.042019   17.504831         **    10.000000    10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     1.830294       .563931     .447841                 .190065     1.163476    1.251857
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              3.434588       .000000     .000000                (.162079)     .524641    3.014957
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                    (.638954)     (.290543)   (.230729)               (.032958)    (.139396)   (.147511)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $51.458079     22.315407   17.721943                9.995028    11.548721   14.119303
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                      10%           1%          1%                       0%(b)       15%(b)      41%(b)
=========================================================================================================================

  * An annualized rate of return cannot be determined as:

       (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

       (b) This investment option was not utilized for the entire year indicated.

 ** This investment option was not available or was not utilized.

*** No other investment options were being utilized.

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                     PhxBalFd      StTotRet    TemForFd    TCGroInv    TCIntlEq    TCUltra      TCUSGvt
                                   ----------     ---------   ---------    ---------   ---------   ---------    ---------
1995***
  Beginning unit value - Jan. 1    $ 9.338434     11.881033   10.000000    38.113717   10.000000    9.043121    18.748399
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .913359       .793239     .700873     6.277505     .010869     .581551     1.086234
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             1.255938      2.394151     .523675     1.457594    1.867440    2.805900      .873119
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.134514)     (.175237)   (.127025)    (.574675)   (.129398)   (.141497)    (.257798)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $11.373217     14.893186   11.097523    45.274141   11.748911   12.289075    20.449954
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                     22%           25%         11%(b)      19%         17%(b)      36%           9%
=========================================================================================================================

1994
  Beginning unit value - Jan. 1    $10.000000     12.205201         **     39.197771        **      9.505758    19.087872
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                     .295350       .172665                 5.656730                 .283163      .888205
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)             (.843207)     (.340340)               (6.232359)               (.626504)    (.981660)
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.113709)     (.156493)                (.508425)               (.119296)    (.246018)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31       $9.338434     11.881033                38.113717                9.043121    18.748399
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                    (7)%(b)       (3)%                    (3)%                    (5)%         (2)%
=========================================================================================================================

1993
  Beginning unit value - Jan. 1           **     $10.000000         **     38.275689         **    10.000000    18.563845
-------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                   .191064                 4.379740                 .000000      .652799
-------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                           2.158921                (2.963789)               (.468221)     .119394
-------------------------------------------------------------------------------------------------------------------------
  Contract charges                                 (.144784)                (.493869)               (.026021)    (.248166)
-------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                    $12.205201                39.197771                9.505758    19.087872
-------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                   22%(b)                   2%                    (5)%(b)        3%
=========================================================================================================================

   * An annualized rate of return cannot be determined as:

       (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

       (b) This investment option was not utilized for the entire year indicated.

 **  This investment option was not available or was not utilized.

***  No other investment options were being utilized.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                          NATIONWIDE VARIABLE ACCOUNT

                               NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                NWBdFd          NWFund       NWGroFd      NWMyMkt
                                              ----------      ---------     ---------    ---------
1995
  Beginning unit value - Jan. 1               $30.700082      46.971513     54.415339    22.994681
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.330893       4.056617      7.310483     1.259777
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        5.040599       9.924079      8.227039      .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.450674)      (.687292)     (.823547)    (.306998)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $37.620900      60.264917     69.129314    23.947460
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                  23%            28%           27%          4%
==================================================================================================

1994
  Beginning unit value - Jan. 1               $33.845410      47.312558     54.333269    22.456439
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.307668       4.604779      2.065716      .834547
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       (5.040000)     (4.333421)    (1.276404)     .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.412996)      (.612403)     (.707242)    (.296305)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $30.700082      46.971513     54.415339    22.994681
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                 (9)%           (1)%            0%          2%
==================================================================================================

1993
  Beginning unit value - Jan. 1               $30.971200      44.897247     49.448867    22.181323
--------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends        2.447737       3.386294      1.932560      .567483
--------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .861084       (.387333)     3.626496      .000000
--------------------------------------------------------------------------------------------------
  Contract charges                              (.434611)      (.583650)     (.674654)    (.292367)
--------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $33.845410      47.312558     54.333269    22.456439
--------------------------------------------------------------------------------------------------
  Percentage increase (decrease) in
      unit value*                                   9%             5%           10%          1%
==================================================================================================

*An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Contract Owners of
   Nationwide Variable Account
   Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996



-------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                     P A I D
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                                                                  Permit No. 521



    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.